SHARE CAPITAL (Details Narrative)													6 Months Ended
	Jun. 19, 2024 CAD ($) $ / shares shares	Jun. 14, 2024 CAD ($) $ / shares shares	Apr. 09, 2024 CAD ($) shares $ / shares	Apr. 08, 2024 CAD ($) $ / shares shares	Apr. 05, 2024 CAD ($) shares $ / shares	Mar. 14, 2024 USD ($) $ / shares shares	Mar. 05, 2024 shares	Feb. 05, 2024 shares	Jan. 16, 2024 shares	Jan. 10, 2024 shares	Jan. 04, 2024 CAD ($) $ / shares shares	Apr. 27, 2023 shares	Jun. 30, 2024 CAD ($) shares $ / shares	Jun. 30, 2023 CAD ($)	May 27, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($)	Apr. 04, 2023 shares	Jan. 03, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares issued						116,666,667							11,023,480		450,000
Number of shares outstanding													11,023,480
Par value per share | $ / shares						$ 0.06									$ 0.89
Compensation amount | $													$ 7,772,608
Gross proceeds | $						$ 7,000,000.0
Number of value issued													$ 63,359,545		$ 400,500	$ 59,367,042
Description of maximum term of options granted for share-based payment arrangement													may not exceed a term of five years
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													7,020,384
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													172,766
Exercise price | $ / shares													$ 1.3643
Underwritten Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued													614,109
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						614,109
Two Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued					95						17,915						6,727	6,727
Par value per share | $ / shares					$ 2.99						$ 2.99
Compensation amount | $					$ 53,568						$ 53,568
Vesting description												the RSUs will vest over one year.
Number of stock options, granted												43,847
Two Directors [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											94
Five Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued										410,000
Vesting description										the RSUs will vest over 4 months and a day.
Five Directors [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										2,158
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			100,000
Par value per share | $ / shares			$ 1.44
Compensation amount | $			$ 143,927
Vesting description							the RSUs will vest over 4 months and a day.	the RSUs will vest over 4 months and a day.
Number of stock options, granted			100,000				60,083	39,753	650,000
Number of stock options, cancelled													650,000
Consultant [Member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Vesting description									the RSUs will vest over 4 months and a day.
Number of stock options, granted									60,000
Consultant [Member] | On the Date [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested									150,000
Consultant [Member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested									100,000
Consultant [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted							316	209	3,421
Number of stock options, cancelled													3,421
Consultant [Member] | Post reverse split [member] | Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, granted									316
Consultant [Member] | Post reverse split [member] | On the Date [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested									789
Consultant [Member] | Post reverse split [member] | Every month [member]
IfrsStatementLineItems [Line Items]
Number of stock options, vested									526
Directors and Consultants [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	23,543			1,180,000
Par value per share | $ / shares	$ 0.96			$ 1.39
Compensation amount | $	$ 22,657			$ 1,645,287
Number of stock options, granted					1,180,000
Three Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,238,525
Par value per share | $ / shares		$ 0.97
Compensation amount | $		$ 1,205,315
Four Directors [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled										565,000
Four Directors [Member] | Post reverse split [member]
IfrsStatementLineItems [Line Items]
Number of stock options, cancelled										2,974